Share-based compensation - Reconciliation of outstanding share options and RSUs (Details 2)	12 Months Ended
Dec. 31, 2022 shares
Equity-settled share-based payment arrangement | Stock options plan (SOP)
Reconciliation of outstanding share options [Abstract]
Number of granted options	5,305,887
(-) Canceled	(98,260)
(-) Exercised	(1,049,135)
Number of outstanding on 12/31/2022	4,158,492
Number of vested on 12/31/2022	2,011,471
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2020 - 1st and 2nd program
Reconciliation of outstanding share options [Abstract]
Number of granted options	3,940,478
(-) Canceled	(78,360)
(-) Exercised	(965,052)
Number of outstanding on 12/31/2022	2,897,066
Number of vested on 12/31/2022	1,902,444
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2021 - 3rd program
Reconciliation of outstanding share options [Abstract]
Number of granted options	666,616
(-) Canceled	0
(-) Exercised	(71,716)
Number of outstanding on 12/31/2022	594,900
Number of vested on 12/31/2022	84,403
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2021 - 4th program
Reconciliation of outstanding share options [Abstract]
Number of granted options	187,820
(-) Canceled	(19,900)
(-) Exercised	(12,367)
Number of outstanding on 12/31/2022	155,553
Number of vested on 12/31/2022	24,624
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2022
Reconciliation of outstanding share options [Abstract]
Number of granted options	290,099
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	290,099
Number of vested on 12/31/2022	0
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 08/01/2022
Reconciliation of outstanding share options [Abstract]
Number of granted options	133,245
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	133,245
Number of vested on 12/31/2022	0
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 09/01/2022
Reconciliation of outstanding share options [Abstract]
Number of granted options	87,629
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	87,629
Number of vested on 12/31/2022	0
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 10/01/2022
Reconciliation of outstanding share options [Abstract]
Number of outstanding on 12/31/2022	0
Number of vested on 12/31/2022	0
Equity-settled share-based payment arrangement | Incentive stock options (ISO)
Reconciliation of outstanding share options [Abstract]
Number of granted options	83,522
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	83,522
Number of vested on 12/31/2022	0
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 10/01/2022
Reconciliation of outstanding share options [Abstract]
Number of granted options	83,522
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	83,522
Number of vested on 12/31/2022	0
Equity-settled share-based payment arrangement | Restricted stock units (RSU)
Reconciliation of outstanding other than share options [Abstract]
Number of granted RSUs	1,446,312
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	1,446,312
Number of vested on 12/31/2022	0
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 10/01/2022
Reconciliation of outstanding other than share options [Abstract]
Number of granted RSUs	46,314
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	46,314
Number of vested on 12/31/2022	0
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 11/01/2022
Reconciliation of outstanding other than share options [Abstract]
Number of granted RSUs	1,399,998
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	1,399,998
Number of vested on 12/31/2022	0
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2020 - 2nd Program
Reconciliation of outstanding share options [Abstract]
Number of granted options	69,774
(-) Canceled	0
(-) Exercised	(1,774)
Number of outstanding on 12/31/2022	68,000
Number of vested on 12/31/2022	30,526
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/06/2021 - 3rd program
Reconciliation of outstanding share options [Abstract]
Number of granted options	6,065
(-) Canceled	0
(-) Exercised	(909)
Number of outstanding on 12/31/2022	5,156
Number of vested on 12/31/2022	909
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/21/2021 - 4th program
Reconciliation of outstanding share options [Abstract]
Number of granted options	6,065
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	6,065
Number of vested on 12/31/2022	909
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/11/2022
Reconciliation of outstanding share options [Abstract]
Number of granted options	13,101
(-) Canceled	0
(-) Exercised	0
Number of outstanding on 12/31/2022	13,101
Number of vested on 12/31/2022	0